Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of ordinary shares
	As of June 30, 2026	As of December 31, 2025
Ordinary share
Ordinary share (Class A)	$7,866,667	$5,551,602
Ordinary share (Class B)	3,048,592	3,048,592
Total	$10,915,259	$8,600,194